24. PROVISIONS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Possible risk of loss	R$ 31,183,505	R$ 30,881,924
Labour [member]
Disclosure of contingent liabilities [line items]
Possible risk of loss	299,178	797,927
Tax [member]
Disclosure of contingent liabilities [line items]
Possible risk of loss	28,419,340	28,416,097
Civil [member]
Disclosure of contingent liabilities [line items]
Possible risk of loss	R$ 2,464,987	R$ 1,667,900